HAVE YOU                                                  [U.S. Global Investors
OPENED YOUR MONEY MARKET ACCOUNT?                                          Logo]

Protect  your  investment  with an account in U.S.                1-800-US-FUNDS
Global  Investors'  money market funds.  With high
yields,  free  checkwriting  and the  stability of
short-term  government  securities,  our funds can
protect   your   overall   investments   from  the
volatility of the stock market.

An  account  in  the  U.S.  GOVERNMENT  SECURITIES
SAVINGS FUND gives you a liquid source of cash and
daily  dividend  income you can count on. While we
encourage  you to invest in the stock  market  for
superior  long-term  gains,  you should  also keep
some of your  assets  safe in a money  market fund
like ours.
                                                         [Picture of Lipper 1996
And  with   LIPPER'S  #1  RANKING  FOR   FIVE-YEAR       Performance Achievement
PERFORMANCE  as of  3/31/97,  the Fund has offered                  Certificate]
the  highest  long-term  yield  of any  government
money market fund.                                                       HIGHEST
                                                                        YIELDING
The Fund also offers you many account benefits:

*    Free,  unlimited  checkwriting  for checks of       [Picture of U.S. Global
     $500  or  more  makes  your  money  instantly           money market check]
     available.
                                                                            FREE
*    Automatic bill-paying takes the hassle out of                  CHECKWRITING
     paying regular bills.

*    Automatic   exchange  lets  you   dollar-cost
     average into or out of a stock fund while you earn a high yield.

*    A safe haven for profits you want to protect.

* Redemption by telephone -- have a check mailed to you from your account.

For free, unlimited checkwriting for checks of any
amount,  use our  U.S.  TREASURY  SECURITIES  CASH
FUND.  This  fund  also  earns  daily   dividends,
providing you with a competitive yield and instant access to your money.

For more information  about U.S. Global Investors'                   [Picture of
money  market  funds,   call   1-800-US-FUNDS   or               dial telephone]
1-800-873-8637  for a free investment  guide.  You
can  also  find us on the Web at  www.usfunds.com.                     TELEPHONE
Everything  you need to open an account is waiting                    REDEMPTION
for you online.                                                       & EXCHANGE

FOR MORE  COMPLETE  INFORMATION  ABOUT THE  FUNDS,
INCLUDING     CHARGES    AND    EXPENSES,     CALL
1-800-US-FUNDS   OR   VISIT   OUR   WEB   SITE  AT
WWW.USFUNDS.COM   FOR  A   PROSPECTUS.   READ   IT
CAREFULLY  BEFORE YOU INVEST OR SEND  MONEY.  U.S.
STANDS FOR UNITED SERVICES.

PAST   PERFORMANCE   IS  NO  GUARANTEE  OF  FUTURE          [Picture of cover of
RESULTS.   INVESTMENT  RETURNS  AND  PRINCIPAL  OF       Government Money Market
ACCOUNTS IN NON-MONEY  MARKET FUNDS MAY  FLUCTUATE             Funds prospectus]
SO THAT YOU MAY HAVE A GAIN OR LOSS  WHEN YOU SELL
SHARES. LIPPER ANALYTICAL SERVICES RANKED THE U.S.                      CALL FOR
GOVERNMENT  SECURITIES  SAVINGS FUND #5 AND #1 FOR                        A FREE
THE ONE- AND  FIVE-YEAR  PERIODS ENDED 3/31/97 OUT                     INVESTORS
OF  115  AND 79  GOVERNMENT  MONEY  MARKET  FUNDS,                         GUIDE
RESPECTIVELY.  THIS  FUND,  LIKE ALL OTHER  MUTUAL
FUNDS, IS NEITHER A BANK NOR FDIC INSURED;  NOR IS
IT BACKED BY THE U.S.  GOVERNMENT OR ITS AGENCIES;
HOWEVER,  THE SECURITIES  WHICH IT INVESTS IN ARE.
THE FUND IS  MANAGED  TO  MAINTAIN A STABLE $1 PER
SHARE VALUE,  THOUGH THERE IS NO ASSURANCE IT WILL
BE ABLE TO DO SO. PAST PERFORMANCE IS NO GUARANTEE
OF FUTURE RESULTS.